Related Party Transaction (Tables)	12 Months Ended
Mar. 31, 2026
Related Party Transaction [Abstract]
Schedule of Related Party Transaction
Name of related parties	Relationship with the Company
Huihe Zheng	Principal shareholder, Chief Executive Officer and Chairman of the Company